Income Taxes (Details) - Schedule of significant components of deferred tax assets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Significant Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 10,161,400	$ 9,539,900	$ 12,579,200
Valuation allowance	(10,421,400)	(9,748,100)	(12,957,500)
Property and equipment		(32,000)	(20,400)
Goodwill	(4,500)	11,000	251,600
Intangible assets	160,100	124,600	72,900
Development costs	72,800	46,100	27,900
Inventory allowance	30,300	30,300	17,800
Warranty accrual and other	28,100	28,200	28,500
Net Deferred Tax Assets